GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,875,025	Great-West Core Bond Fund Institutional Class(a)	$ 70,744,010
10,600,688	Great-West Global Bond Fund Institutional Class(a)	93,816,088
4,013,029	Great-West High Yield Bond Fund Institutional Class(a)	42,096,670
4,432,691	Great-West Inflation-Protected Securities Fund Institutional Class(a)	47,296,815
9,378,938	Great-West Multi-Sector Bond Fund Institutional Class(a)	92,757,696
9,394,709	Great-West Short Duration Bond Fund Institutional Class(a)	94,604,723
7,243,876	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	70,845,105

TOTAL BOND MUTUAL FUNDS — 47.81% (Cost $503,098,666)		$512,161,107
EQUITY MUTUAL FUNDS
1,850,721	Great-West Emerging Markets Equity Fund Institutional Class(a)	19,802,715
1,562,972	Great-West International Growth Fund Institutional Class(a)	19,130,777
5,239,738	Great-West International Value Fund Institutional Class(a)	48,886,758
2,281,521	Great-West Large Cap Growth Fund Institutional Class(a)	26,260,305
8,132,189	Great-West Large Cap Value Fund Institutional Class(a)	66,846,590
Shares		Fair Value
Equity Mutual Funds — (continued)
3,314,580	Great-West Mid Cap Value Fund Institutional Class(a)	$ 36,062,630
5,443,619	Great-West Real Estate Index Fund Institutional Class(a)	52,966,415
692,887	Great-West Small Cap Growth Fund Institutional Class(a)	9,644,986
2,601,275	Great-West Small Cap Value Fund Institutional Class(a)	24,373,951
1,482,480	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	14,365,231

TOTAL EQUITY MUTUAL FUNDS — 29.71% (Cost $255,140,565)		$318,340,358
Account Balance
FIXED INTEREST CONTRACT
243,826,006(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	243,826,006

TOTAL FIXED INTEREST CONTRACT — 22.76% (Cost $243,826,006)		$243,826,006
TOTAL INVESTMENTS — 100.28% (Cost $1,002,065,237)		$1,074,327,471
OTHER ASSETS & LIABILITIES, NET — (0.28)%		$(3,048,342)
TOTAL NET ASSETS — 100.00%		$1,071,279,129

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,023,769	Great-West Core Bond Fund Institutional Class(a)	$ 31,114,584
4,664,660	Great-West Global Bond Fund Institutional Class(a)	41,282,243
1,761,202	Great-West High Yield Bond Fund Institutional Class(a)	18,475,005
1,951,162	Great-West Inflation-Protected Securities Fund Institutional Class(a)	20,818,903
4,118,567	Great-West Multi-Sector Bond Fund Institutional Class(a)	40,732,631
1,541,633	Great-West Short Duration Bond Fund Institutional Class(a)	15,524,240
3,184,846	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	31,147,791

TOTAL BOND MUTUAL FUNDS — 33.17% (Cost $195,519,656)		$199,095,397
EQUITY MUTUAL FUNDS
1,680,551	Great-West Emerging Markets Equity Fund Institutional Class(a)	17,981,898
1,431,459	Great-West International Growth Fund Institutional Class(a)	17,521,057
4,767,443	Great-West International Value Fund Institutional Class(a)	44,480,241
2,077,204	Great-West Large Cap Growth Fund Institutional Class(a)	23,908,615
7,406,688	Great-West Large Cap Value Fund Institutional Class(a)	60,882,975
Shares		Fair Value
Equity Mutual Funds — (continued)
3,015,614	Great-West Mid Cap Value Fund Institutional Class(a)	$ 32,809,886
2,749,801	Great-West Real Estate Index Fund Institutional Class(a)	26,755,562
628,950	Great-West Small Cap Growth Fund Institutional Class(a)	8,754,984
2,396,914	Great-West Small Cap Value Fund Institutional Class(a)	22,459,084
1,346,620	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,048,750

TOTAL EQUITY MUTUAL FUNDS — 44.75% (Cost $215,393,960)		$268,603,052
Account Balance
FIXED INTEREST CONTRACT
133,232,033(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	133,232,033

TOTAL FIXED INTEREST CONTRACT — 22.20% (Cost $133,232,033)		$133,232,033
TOTAL INVESTMENTS — 100.12% (Cost $544,145,649)		$600,930,482
OTHER ASSETS & LIABILITIES, NET — (0.12)%		$(723,147)
TOTAL NET ASSETS — 100.00%		$600,207,335

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,865,719	Great-West Core Bond Fund Institutional Class(a)	$ 70,648,248
10,589,151	Great-West Global Bond Fund Institutional Class(a)	93,713,991
4,001,799	Great-West High Yield Bond Fund Institutional Class(a)	41,978,874
4,428,896	Great-West Inflation-Protected Securities Fund Institutional Class(a)	47,256,318
9,366,517	Great-West Multi-Sector Bond Fund Institutional Class(a)	92,634,851
3,496,376	Great-West Short Duration Bond Fund Institutional Class(a)	35,208,505
7,234,341	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	70,751,850

TOTAL BOND MUTUAL FUNDS — 24.24% (Cost $446,261,144)		$452,192,637
EQUITY MUTUAL FUNDS
7,277,758	Great-West Emerging Markets Equity Fund Institutional Class(a)	77,872,007
6,075,750	Great-West International Growth Fund Institutional Class(a)	74,367,176
20,484,414	Great-West International Value Fund Institutional Class(a)	191,119,587
8,922,042	Great-West Large Cap Growth Fund Institutional Class(a)	102,692,706
31,901,523	Great-West Large Cap Value Fund Institutional Class(a)	262,230,521
Shares		Fair Value
Equity Mutual Funds — (continued)
13,002,880	Great-West Mid Cap Value Fund Institutional Class(a)	$ 141,471,331
7,598,942	Great-West Real Estate Index Fund Institutional Class(a)	73,937,706
2,703,208	Great-West Small Cap Growth Fund Institutional Class(a)	37,628,656
10,228,976	Great-West Small Cap Value Fund Institutional Class(a)	95,845,506
5,784,617	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	56,052,942

TOTAL EQUITY MUTUAL FUNDS — 59.67% (Cost $915,388,882)		$1,113,218,138
Account Balance
FIXED INTEREST CONTRACT
303,053,599(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	303,053,599

TOTAL FIXED INTEREST CONTRACT — 16.24% (Cost $303,053,599)		$303,053,599
TOTAL INVESTMENTS — 100.15% (Cost $1,664,703,625)		$1,868,464,374
OTHER ASSETS & LIABILITIES, NET — (0.15)%		$(2,891,342)
TOTAL NET ASSETS — 100.00%		$1,865,573,032

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,170,988	Great-West Core Bond Fund Institutional Class(a)	$ 22,339,467
3,354,659	Great-West Global Bond Fund Institutional Class(a)	29,688,729
1,272,539	Great-West High Yield Bond Fund Institutional Class(a)	13,348,934
1,407,045	Great-West Inflation-Protected Securities Fund Institutional Class(a)	15,013,170
2,973,235	Great-West Multi-Sector Bond Fund Institutional Class(a)	29,405,296
2,714,993	Great-West Short Duration Bond Fund Institutional Class(a)	27,339,984
2,289,981	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	22,396,011

TOTAL BOND MUTUAL FUNDS — 18.16% (Cost $157,238,489)		$159,531,591
EQUITY MUTUAL FUNDS
4,247,711	Great-West Emerging Markets Equity Fund Institutional Class(a)	45,450,502
3,586,663	Great-West International Growth Fund Institutional Class(a)	43,900,761
11,982,454	Great-West International Value Fund Institutional Class(a)	111,796,298
5,232,805	Great-West Large Cap Growth Fund Institutional Class(a)	60,229,585
18,696,862	Great-West Large Cap Value Fund Institutional Class(a)	153,688,204
Shares		Fair Value
Equity Mutual Funds — (continued)
7,611,685	Great-West Mid Cap Value Fund Institutional Class(a)	$ 82,815,135
3,125,137	Great-West Real Estate Index Fund Institutional Class(a)	30,407,581
1,583,074	Great-West Small Cap Growth Fund Institutional Class(a)	22,036,388
6,047,036	Great-West Small Cap Value Fund Institutional Class(a)	56,660,723
3,384,782	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	32,798,541

TOTAL EQUITY MUTUAL FUNDS — 72.84% (Cost $592,098,060)		$639,783,718
Account Balance
FIXED INTEREST CONTRACT
80,169,669(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	80,169,669

TOTAL FIXED INTEREST CONTRACT — 9.13% (Cost $80,169,669)		$80,169,669
TOTAL INVESTMENTS — 100.13% (Cost $829,506,218)		$879,484,978
OTHER ASSETS & LIABILITIES, NET — (0.13)%		$(1,108,604)
TOTAL NET ASSETS — 100.00%		$878,376,374

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
4,858,786	Great-West Emerging Markets Equity Fund Institutional Class(a)	$ 51,989,010
4,034,058	Great-West International Growth Fund Institutional Class(a)	49,376,869
13,599,899	Great-West International Value Fund Institutional Class(a)	126,887,056
5,949,767	Great-West Large Cap Growth Fund Institutional Class(a)	68,481,815
21,324,059	Great-West Large Cap Value Fund Institutional Class(a)	175,283,766
8,682,076	Great-West Mid Cap Value Fund Institutional Class(a)	94,460,989
2,184,644	Great-West Real Estate Index Fund Institutional Class(a)	21,256,588
1,803,188	Great-West Small Cap Growth Fund Institutional Class(a)	25,100,377
Shares		Fair Value
Equity Mutual Funds — (continued)
6,896,130	Great-West Small Cap Value Fund Institutional Class(a)	$ 64,616,732
3,854,369	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	37,348,838

TOTAL EQUITY MUTUAL FUNDS — 100.13% (Cost $616,555,284)		$714,802,040
TOTAL INVESTMENTS — 100.13% (Cost $616,555,284)		$714,802,040
OTHER ASSETS & LIABILITIES, NET — (0.13)%		$(945,283)
TOTAL NET ASSETS — 100.00%		$713,856,757

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.25%. Prior to August 1, 2021, the declared rate of interest was guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

September 30, 2021

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2021, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	6,875,025	$61,561,444	$15,069,565	$4,400,350	$202,758	$(1,486,649)	$712,569	$70,744,010	6.60%
Great-West Global Bond Fund Institutional Class	10,600,688	81,793,729	20,324,294	3,751,685	93,464	(4,550,250)	166,385	93,816,088	8.76
Great-West High Yield Bond Fund Institutional Class	4,013,029	36,716,474	7,687,859	2,857,638	242,261	549,975	639,840	42,096,670	3.93
Great-West Inflation-Protected Securities Fund Institutional Class	4,432,691	41,148,987	8,569,296	3,463,279	206,616	1,041,811	491,404	47,296,815	4.42
Great-West Multi-Sector Bond Fund Institutional Class	9,378,938	80,792,887	18,662,027	5,423,371	570,989	(1,273,847)	1,891,855	92,757,696	8.66
Great-West Short Duration Bond Fund Institutional Class	9,394,709	81,909,120	18,262,794	5,163,917	52,244	(403,274)	1,081,422	94,604,723	8.83
Great-West U.S. Government Mortgage Securities Fund Institutional Class	7,243,876	61,432,077	15,040,588	3,949,632	106,793	(1,677,928)	639,227	70,845,105	6.61
					1,475,125	(7,800,162)	5,622,702	512,161,107	47.81
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,850,721	17,755,342	5,916,584	2,341,499	883,093	(1,527,712)	-	19,802,715	1.85
Great-West International Growth Fund Institutional Class	1,562,972	17,493,584	4,635,555	2,565,953	938,528	(432,409)	352,560	19,130,777	1.79
Great-West International Value Fund Institutional Class	5,239,738	43,730,379	9,867,086	6,539,328	659,420	1,828,621	579,010	48,886,758	4.56
Great-West Large Cap Growth Fund Institutional Class	2,281,521	23,538,006	7,289,512	3,872,335	1,492,712	(694,878)	1,903,412	26,260,305	2.45
Great-West Large Cap Value Fund Institutional Class	8,132,189	59,105,714	12,726,200	12,579,614	1,371,572	7,594,290	1,196,510	66,846,590	6.24
Great-West Mid Cap Value Fund Institutional Class	3,314,580	31,996,543	6,763,780	6,757,901	1,710,948	4,060,208	178,658	36,062,630	3.37
Great-West Real Estate Index Fund Institutional Class	5,443,619	47,366,736	10,788,506	14,247,621	1,076,218	9,058,794	546,665	52,966,415	4.94
Great-West Small Cap Growth Fund Institutional Class	692,887	8,521,511	3,189,407	1,586,911	658,339	(479,021)	562,540	9,644,986	0.90
Great-West Small Cap Value Fund Institutional Class	2,601,275	21,280,338	6,692,811	4,335,276	2,743,401	736,078	1,364,832	24,373,951	2.27
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,482,480	12,752,105	3,579,269	1,825,736	742,991	(140,407)	734,343	14,365,231	1.34
					12,277,222	20,003,564	7,418,530	318,340,358	29.71
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	243,826,006	210,535,933	44,606,212	13,759,211	-	-	2,443,072	243,826,006	22.76
					0	0	2,443,072	243,826,006	22.76
				Total	$13,752,347	$12,203,402	$15,484,304	$1,074,327,471	100.28%

September 30, 2021

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	3,023,769	$29,337,427	$5,860,738	$3,305,730	$181,020	$(777,851)	$331,784	$31,114,584	5.18%
Great-West Global Bond Fund Institutional Class	4,664,660	39,049,879	8,040,249	3,841,458	(117,970)	(1,966,427)	80,262	41,282,243	6.88
Great-West High Yield Bond Fund Institutional Class	1,761,202	17,462,975	2,377,885	1,620,041	113,164	254,186	303,533	18,475,005	3.08
Great-West Inflation-Protected Securities Fund Institutional Class	1,951,162	19,584,113	3,361,634	2,545,615	144,544	418,771	234,157	20,818,903	3.47
Great-West Multi-Sector Bond Fund Institutional Class	4,118,567	38,455,053	6,956,837	4,191,032	155,062	(488,227)	892,973	40,732,631	6.78
Great-West Short Duration Bond Fund Institutional Class	1,541,633	14,543,980	2,568,534	1,482,857	45,698	(105,417)	185,848	15,524,240	2.59
Great-West U.S. Government Mortgage Securities Fund Institutional Class	3,184,846	29,282,013	5,863,348	3,188,878	71,291	(808,692)	295,770	31,147,791	5.19
					592,809	(3,473,657)	2,324,327	199,095,397	33.17
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,680,551	17,201,736	4,660,643	2,544,565	835,623	(1,335,916)	-	17,981,898	3.00
Great-West International Growth Fund Institutional Class	1,431,459	17,134,833	3,207,053	2,673,319	710,890	(147,510)	317,468	17,521,057	2.92
Great-West International Value Fund Institutional Class	4,767,443	42,829,859	5,984,129	7,836,219	(939,461)	3,502,472	521,864	44,480,241	7.41
Great-West Large Cap Growth Fund Institutional Class	2,077,204	23,092,630	4,735,880	3,590,185	1,253,634	(329,710)	1,714,727	23,908,615	3.98
Great-West Large Cap Value Fund Institutional Class	7,406,688	57,864,215	7,644,746	11,898,837	1,522,444	7,272,851	1,126,118	60,882,975	10.14
Great-West Mid Cap Value Fund Institutional Class	3,015,614	31,326,883	3,884,905	7,011,880	1,035,814	4,609,978	177,322	32,809,886	5.47
Great-West Real Estate Index Fund Institutional Class	2,749,801	25,756,663	3,709,611	7,559,177	630,996	4,848,465	301,133	26,755,562	4.46
Great-West Small Cap Growth Fund Institutional Class	628,950	8,323,272	2,096,124	1,322,797	570,833	(341,615)	503,451	8,754,984	1.46
Great-West Small Cap Value Fund Institutional Class	2,396,914	20,859,466	4,494,569	4,561,070	1,809,144	1,666,119	1,234,260	22,459,084	3.74
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,346,620	12,495,509	2,339,969	2,057,307	368,175	270,579	661,321	13,048,750	2.17
					7,798,092	20,015,713	6,557,664	268,603,052	44.75
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	133,232,033	124,691,249	19,879,570	12,747,411	-	-	1,408,625	133,232,033	22.20
					0	0	1,408,625	133,232,033	22.20
				Total	$8,390,901	$16,542,056	$10,290,616	$600,930,482	100.12%

September 30, 2021

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	6,865,719	$62,890,752	$12,813,874	$3,471,629	$292,197	$(1,584,749)	$727,616	$70,648,248	3.79%
Great-West Global Bond Fund Institutional Class	10,589,151	83,649,586	18,089,355	3,695,297	(158,052)	(4,329,653)	171,186	93,713,991	5.02
Great-West High Yield Bond Fund Institutional Class	4,001,799	37,416,264	6,274,283	2,316,397	189,506	604,724	654,037	41,978,874	2.25
Great-West Inflation-Protected Securities Fund Institutional Class	4,428,896	41,972,912	7,362,063	3,156,987	182,798	1,078,330	502,939	47,256,318	2.53
Great-West Multi-Sector Bond Fund Institutional Class	9,366,517	82,570,194	16,322,589	5,290,034	261,748	(967,898)	1,934,602	92,634,851	4.97
Great-West Short Duration Bond Fund Institutional Class	3,496,376	31,167,047	5,940,400	1,708,840	57,420	(190,102)	409,688	35,208,505	1.89
Great-West U.S. Government Mortgage Securities Fund Institutional Class	7,234,341	62,806,879	12,899,360	3,303,304	60,956	(1,651,085)	650,986	70,751,850	3.79
					886,573	(7,040,433)	5,051,054	452,192,637	24.24
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	7,277,758	70,562,785	17,817,732	6,841,219	1,157,929	(3,667,291)	-	77,872,007	4.17
Great-West International Growth Fund Institutional Class	6,075,750	70,006,509	12,912,299	8,146,397	2,419,192	(405,235)	1,396,075	74,367,176	3.99
Great-West International Value Fund Institutional Class	20,484,414	174,792,949	23,925,060	20,344,326	(2,738,192)	12,745,904	2,279,840	191,119,587	10.24
Great-West Large Cap Growth Fund Institutional Class	8,922,042	94,231,367	21,299,306	14,717,104	1,308,650	1,879,137	7,516,286	102,692,706	5.51
Great-West Large Cap Value Fund Institutional Class	31,901,523	236,156,779	34,645,201	39,367,654	5,394,190	30,796,195	4,750,877	262,230,521	14.06
Great-West Mid Cap Value Fund Institutional Class	13,002,880	128,064,394	16,917,959	25,465,022	1,360,824	21,954,000	720,599	141,471,331	7.58
Great-West Real Estate Index Fund Institutional Class	7,598,942	67,517,756	10,477,569	17,930,687	620,308	13,873,068	784,227	73,937,706	3.96
Great-West Small Cap Growth Fund Institutional Class	2,703,208	33,979,331	7,848,611	2,863,547	1,966,228	(1,335,739)	2,222,799	37,628,656	2.02
Great-West Small Cap Value Fund Institutional Class	10,228,976	85,155,097	18,672,480	17,160,517	4,947,086	9,178,446	5,380,825	95,845,506	5.14
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,784,617	50,968,874	9,554,094	6,038,805	799,862	1,568,779	2,897,441	56,052,942	3.00
					17,236,077	86,587,264	27,948,969	1,113,218,138	59.67
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	303,053,599	267,705,179	47,258,787	14,990,015	-	-	3,079,648	303,053,599	16.24
					0	0	3,079,648	303,053,599	16.24
				Total	$18,122,650	$79,546,831	$36,079,671	$1,868,464,374	100.15%

September 30, 2021

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,170,988	$18,224,054	$6,710,247	$2,098,126	$119,608	$(496,708)	$218,814	$22,339,467	2.54%
Great-West Global Bond Fund Institutional Class	3,354,659	24,270,722	9,014,927	2,327,300	(78,594)	(1,269,620)	50,701	29,688,729	3.38
Great-West High Yield Bond Fund Institutional Class	1,272,539	10,887,337	3,445,146	1,145,408	69,988	161,859	196,423	13,348,934	1.52
Great-West Inflation-Protected Securities Fund Institutional Class	1,407,045	12,187,398	4,077,645	1,552,807	91,983	300,934	150,375	15,013,170	1.71
Great-West Multi-Sector Bond Fund Institutional Class	2,973,235	23,998,234	8,550,654	2,867,312	66,212	(276,280)	582,978	29,405,296	3.35
Great-West Short Duration Bond Fund Institutional Class	2,714,993	22,086,261	7,856,954	2,417,564	86,018	(185,667)	304,355	27,339,984	3.11
Great-West U.S. Government Mortgage Securities Fund Institutional Class	2,289,981	18,190,992	6,772,773	2,004,648	96,894	(563,106)	197,599	22,396,011	2.55
					452,109	(2,328,588)	1,701,245	159,531,591	18.16
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	4,247,711	37,842,872	15,228,919	4,639,706	1,272,078	(2,981,583)	-	45,450,502	5.17
Great-West International Growth Fund Institutional Class	3,586,663	37,501,934	12,860,300	5,909,535	1,519,488	(551,938)	808,311	43,900,761	5.00
Great-West International Value Fund Institutional Class	11,982,454	93,604,893	26,794,861	16,360,730	(2,759,019)	7,757,274	1,327,504	111,796,298	12.73
Great-West Large Cap Growth Fund Institutional Class	5,232,805	50,320,904	19,007,136	8,976,908	1,564,127	(121,547)	4,355,329	60,229,585	6.86
Great-West Large Cap Value Fund Institutional Class	18,696,862	126,652,523	36,117,677	23,260,962	4,797,911	14,178,966	2,686,967	153,688,204	17.50
Great-West Mid Cap Value Fund Institutional Class	7,611,685	68,610,985	18,010,100	15,453,341	601,240	11,647,391	392,112	82,815,135	9.43
Great-West Real Estate Index Fund Institutional Class	3,125,137	25,571,814	7,795,784	6,456,694	1,988,601	3,496,677	300,931	30,407,581	3.46
Great-West Small Cap Growth Fund Institutional Class	1,583,074	18,180,145	7,115,341	2,108,580	1,331,263	(1,150,518)	1,281,545	22,036,388	2.51
Great-West Small Cap Value Fund Institutional Class	6,047,036	45,601,283	16,168,808	10,174,685	2,069,130	5,065,317	3,114,362	56,660,723	6.45
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,384,782	27,183,143	9,128,350	3,868,800	816,098	355,848	1,680,259	32,798,541	3.73
					13,200,917	37,695,887	15,947,320	639,783,718	72.84
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	80,169,669	64,635,095	22,210,834	7,451,497	-	-	775,237	80,169,669	9.13
					0	0	775,237	80,169,669	9.13
				Total	$13,653,026	$35,367,299	$18,423,802	$879,484,978	100.13%

September 30, 2021

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	4,858,786	$47,294,451	$13,350,635	$5,945,221	$1,044,086	$(2,710,855)	$-	$51,989,010	7.28%
Great-West International Growth Fund Institutional Class	4,034,058	47,159,695	10,612,241	7,921,319	2,054,177	(473,748)	930,324	49,376,869	6.92
Great-West International Value Fund Institutional Class	13,599,899	117,785,809	18,769,607	20,047,977	(3,229,431)	10,379,617	1,529,890	126,887,056	17.78
Great-West Large Cap Growth Fund Institutional Class	5,949,767	63,646,175	15,628,905	11,048,149	2,258,591	254,884	5,025,657	68,481,815	9.59
Great-West Large Cap Value Fund Institutional Class	21,324,059	159,156,228	21,618,944	27,537,953	2,885,569	22,046,547	3,273,097	175,283,766	24.55
Great-West Mid Cap Value Fund Institutional Class	8,682,076	86,340,972	10,065,172	17,514,080	487,005	15,568,925	510,844	94,460,989	13.23
Great-West Real Estate Index Fund Institutional Class	2,184,644	19,691,119	3,654,325	6,217,518	283,295	4,128,662	240,894	21,256,588	2.98
Great-West Small Cap Growth Fund Institutional Class	1,803,188	22,840,514	6,601,532	3,194,521	1,688,424	(1,147,148)	1,473,057	25,100,377	3.52
Great-West Small Cap Value Fund Institutional Class	6,896,130	57,403,975	12,619,861	10,980,875	4,105,371	5,573,771	3,622,990	64,616,732	9.05
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,854,369	34,495,952	7,465,482	5,502,162	852,337	889,566	1,940,522	37,348,838	5.23
					12,429,424	54,510,221	18,547,275	714,802,040	100.13
				Total	$12,429,424	$54,510,221	$18,547,275	$714,802,040	100.13%

September 30, 2021